Supplemental guarantor information	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Supplemental guarantor information
25. Supplemental guarantor information (as adjusted - see Note 3)
SiriusPoint fully and unconditionally guarantees the $115.0 million of Notes issued by TPRUSA, a wholly owned subsidiary.
The following information sets forth the consolidating balance sheets as of December 31, 2020 and 2019 and the consolidating statements of income (loss) and cash flows for the years ended December 31, 2020, 2019 and 2018 for SiriusPoint, TPRUSA and the non-guarantor subsidiaries of SiriusPoint. Investments in subsidiaries are accounted for on the equity method; accordingly, entries necessary to consolidate the parent guarantor, TPRUSA and all other subsidiaries are reflected in the eliminations column.

CONSOLIDATING BALANCE SHEET
As of December 31, 2020
	SiriusPoint	TPRUSA	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Total investments in securities	$4,000	$—	$1,156,929	$—	$1,160,929
Cash and cash equivalents	212	164	525,615	—	525,991
Restricted cash and cash equivalents	—	—	1,187,948	—	1,187,948
Investment in subsidiaries	1,459,895	297,415	192,148	(1,949,458)	—
Due from brokers	—	—	94,902	—	94,902
Interest and dividends receivable	—	—	909	—	909
Reinsurance balances receivable, net	—	—	441,935	—	441,935
Deferred acquisition costs, net	—	—	68,550	—	68,550
Unearned premiums ceded	—	—	20,464	—	20,464
Loss and loss adjustment expenses recoverable, net	—	—	14,375	—	14,375
Amounts due from (to) affiliates	96,607	52	(96,659)	—	—
Other assets	4,933	8,515	5,737	—	19,185
Total assets	$1,565,647	$306,146	$3,612,853	$(1,949,458)	$3,535,188
Liabilities
Accounts payable and accrued expenses	$1,722	$—	$12,866	$—	$14,588
Reinsurance balances payable	—	—	78,115	—	78,115
Deposit liabilities	—	—	152,961	—	152,961
Unearned premium reserves	—	—	284,835	—	284,835
Loss and loss adjustment expense reserves	—	—	1,310,068	—	1,310,068
Securities sold, not yet purchased, at fair value	—	—	11,990	—	11,990
Interest and dividends payable	—	3,057	21	—	3,078
Senior notes payable, net of deferred costs	—	114,267	—	—	114,267
Total liabilities	1,722	117,324	1,850,856	—	1,969,902
Shareholders' equity
Common shares	9,558	—	1,239	(1,239)	9,558
Additional paid-in capital	933,903	192,494	1,598,969	(1,791,463)	933,903
Retained earnings (deficit)	620,464	(3,672)	160,428	(156,756)	620,464
Shareholders’ equity attributable to SiriusPoint common shareholders	1,563,925	188,822	1,760,636	(1,949,458)	1,563,925
Noncontrolling interests	—	—	1,361	—	1,361
Total shareholders’ equity	1,563,925	188,822	1,761,997	(1,949,458)	1,565,286
Total liabilities, noncontrolling interests and shareholders’ equity	$1,565,647	$306,146	$3,612,853	$(1,949,458)	$3,535,188

CONSOLIDATING BALANCE SHEET
As of December 31, 2019
	SiriusPoint	TPRUSA	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Total investments in securities	$4,000	$—	$985,701	$—	$989,701
Cash and cash equivalents	10	176	639,229	—	639,415
Restricted cash and cash equivalents	—	—	1,014,543	—	1,014,543
Investment in subsidiaries	1,419,197	271,624	191,077	(1,881,898)	—
Interest and dividends receivable	—	—	2,178	—	2,178
Reinsurance balances receivable, net	—	—	478,452	—	478,452
Deferred acquisition costs, net	—	—	92,164	—	92,164
Unearned premiums ceded	—	—	3,123	—	3,123
Loss and loss adjustment expenses recoverable, net	—	—	5,520	—	5,520
Amounts due from (to) affiliates	(5,722)	(3,898)	9,620	—	—
Other assets	764	6,784	13,007	—	20,555
Total assets	$1,418,249	$274,686	$3,434,614	$(1,881,898)	$3,245,651
Liabilities
Accounts payable and accrued expenses	$4,175	$—	$13,641	$—	$17,816
Reinsurance balances payable	—	—	76,516	—	76,516
Deposit liabilities	—	—	172,259	—	172,259
Unearned premium reserves	—	—	336,150	—	336,150
Loss and loss adjustment expense reserves	—	—	1,111,692	—	1,111,692
Interest and dividends payable	—	3,055	—	—	3,055
Senior notes payable, net of deferred costs	—	114,089	—	—	114,089
Total liabilities	4,175	117,144	1,710,258	—	1,831,577
Shareholders’ equity
Common shares	9,423	—	1,239	(1,239)	9,423
Additional paid-in capital	927,704	191,361	1,591,796	(1,783,157)	927,704
Retained earnings (deficit)	476,947	(33,819)	131,321	(97,502)	476,947
Shareholders’ equity attributable to SiriusPoint common shareholders	1,414,074	157,542	1,724,356	(1,881,898)	1,414,074
Total liabilities and shareholders’ equity	$1,418,249	$274,686	$3,434,614	$(1,881,898)	$3,245,651

CONSOLIDATING STATEMENT OF INCOME
Year Ended December 31, 2020
	SiriusPoint	TPRUSA	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Gross premiums written	$—	$—	$588,540	$—	$588,540
Gross premiums ceded	—	—	(46,344)	—	(46,344)
Net premiums written	—	—	542,196	—	542,196
Change in net unearned premium reserves	—	—	68,656	—	68,656
Net premiums earned	—	—	610,852	—	610,852
Net investment income	—	—	278,938	—	278,938
Equity in earnings (losses) of subsidiaries	169,926	36,658	(61)	(206,523)	—
Total revenues	169,926	36,658	889,729	(206,523)	889,790
Expenses
Loss and loss adjustment expenses incurred, net	—	—	465,298	—	465,298
Acquisition costs, net	—	—	187,062	—	187,062
Other underwriting expenses	—	—	30,800	—	30,800
Net corporate and other expenses	26,407	12	14,796	—	41,215
Interest expense	—	8,230	—	—	8,230
Foreign exchange losses	2	—	5,217	—	5,219
Total expenses	26,409	8,242	703,173	—	737,824
Income before income tax (expense) benefit	143,517	28,416	186,556	(206,523)	151,966
Income tax (expense) benefit	—	1,731	(9,839)	—	(8,108)
Net income	143,517	30,147	176,717	(206,523)	143,858
Net income attributable to noncontrolling interests	—	—	(341)	—	(341)
Net income available to SiriusPoint common shareholders	$143,517	$30,147	$176,376	$(206,523)	$143,517

CONSOLIDATING STATEMENT OF INCOME
Year Ended December 31, 2019
	SiriusPoint	TPRUSA	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Gross premiums written	$—	$—	$668,414	$—	$668,414
Gross premiums ceded	—	—	(11,376)	—	(11,376)
Net premiums written	—	—	657,038	—	657,038
Change in net unearned premium reserves	—	—	43,104	—	43,104
Net premiums earned	—	—	700,142	—	700,142
Net investment income	—	—	282,560	—	282,560
Equity in earnings (losses) of subsidiaries	216,877	9,017	(40)	(225,854)	—
Total revenues	216,877	9,017	982,662	(225,854)	982,702
Expenses
Loss and loss adjustment expenses incurred, net	—	—	403,499	—	403,499
Acquisition costs, net	—	—	295,626	—	295,626
Other underwriting expenses	—	—	34,097	—	34,097
Net corporate and other expenses	16,258	(59)	20,086	—	36,285
Interest expense	—	8,228	—	—	8,228
Foreign exchange losses	—	—	3,635	—	3,635
Total expenses	16,258	8,169	756,943	—	781,370
Income before income tax (expense) benefit	200,619	848	225,719	(225,854)	201,332
Income tax (expense) benefit	—	1,716	(2,429)	—	(713)
Net income	200,619	2,564	223,290	(225,854)	200,619
Net income attributable to noncontrolling interests	—	—	—	—	—
Net income available to SiriusPoint common shareholders	$200,619	$2,564	$223,290	$(225,854)	$200,619

CONSOLIDATING STATEMENT OF LOSS
Year Ended December 31, 2018

	SiriusPoint	TPRUSA	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Gross premiums written	$—	$—	$650,187	$—	$650,187
Gross premiums ceded	—	—	(4,169)	—	(4,169)
Net premiums written	—	—	646,018	—	646,018
Change in net unearned premium reserves	—	—	(24,576)	—	(24,576)
Net premiums earned	—	—	621,442	—	621,442
Net investment loss	—	—	(251,433)	—	(251,433)
Equity in losses of subsidiaries	(310,552)	(29,492)	(57)	340,101	—
Total revenues	(310,552)	(29,492)	369,952	340,101	370,009
Expenses
Loss and loss adjustment expenses incurred, net	—	—	438,414	—	438,414
Acquisition costs, net	—	—	206,498	—	206,498
Other underwriting expenses	—	—	29,667	—	29,667
Net corporate and other expenses	7,140	47	8,997	—	16,184
Interest expense	—	8,228	—	—	8,228
Foreign exchange gains	—	—	(7,503)	—	(7,503)
Total expenses	7,140	8,275	676,073	—	691,488
Loss before income tax (expense) benefit	(317,692)	(37,767)	(306,121)	340,101	(321,479)
Income tax (expense) benefit	—	(419)	4,429	—	4,010
Net loss	(317,692)	(38,186)	(301,692)	340,101	(317,469)
Net income attributable to noncontrolling interests	—	—	(223)	—	(223)
Net loss attributable to SiriusPoint common shareholders	$(317,692)	$(38,186)	$(301,915)	$340,101	$(317,692)

CONSOLIDATING STATEMENT OF CASH FLOWS
Year Ended December 31, 2020

	SiriusPoint	TPRUSA	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Operating activities
Net income	$143,517	$30,147	$176,717	$(206,523)	$143,858
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in (earnings) losses of subsidiaries	(169,926)	(36,658)	61	206,523	—
Share compensation expense	650	—	5,986	—	6,636
Net interest expense on deposit liabilities	—	—	852	—	852
Net realized and unrealized gain on investments and derivatives	—	—	(62,498)	—	(62,498)
Net realized and unrealized gain on investment in related party investment fund	—	—	(194,988)	—	(194,988)
Net foreign exchange losses	2	—	5,217	—	5,219
Amortization of premium and accretion of discount, net	—	178	(4,009)	—	(3,831)
Changes in assets and liabilities:
Reinsurance balances receivable	—	—	38,610	—	38,610
Deferred acquisition costs, net	—	—	23,614	—	23,614
Unearned premiums ceded	—	—	(17,341)	—	(17,341)
Loss and loss adjustment expenses recoverable	—	—	(8,855)	—	(8,855)
Other assets	(4,169)	(1,731)	9,167	—	3,267
Interest and dividends receivable, net	—	2	1,290	—	1,292
Unearned premium reserves	—	—	(51,315)	—	(51,315)
Loss and loss adjustment expense reserves	—	—	190,325	—	190,325
Accounts payable and accrued expenses	(2,453)	—	(816)	—	(3,269)
Reinsurance balances payable	—	—	1,780	—	1,780
Amounts due from (to) affiliates	(102,329)	(3,950)	106,279	—	—
Net cash provided by (used in) operating activities	(134,708)	(12,012)	220,076	—	73,356
Investing activities
Purchases of investments	—	—	(444,111)	—	(444,111)
Proceeds from sales and maturities of investments	—	—	532,247	—	532,247
Purchases of investments to cover short sales	—	—	(2,846)	—	(2,846)
Proceeds from short sales of investments	—	—	15,721	—	15,721
Change in due to/from brokers, net	—	—	(94,902)	—	(94,902)
Net cash provided by investing activities	—	—	6,109	—	6,109
Financing activities
Taxes paid on withholding shares	(302)	—	—	—	(302)
Net payments on deposit liability contracts	—	—	(20,202)	—	(20,202)
Change in total noncontrolling interests, net	—	—	1,020	—	1,020
Dividend received by (paid to) parent	135,212	12,000	(147,212)	—	—
Net cash provided by (used in) financing activities	134,910	12,000	(166,394)	—	(19,484)
Net increase (decrease) in cash, cash equivalents and restricted cash	202	(12)	59,791	—	59,981
Cash, cash equivalents and restricted cash at beginning of year	10	176	1,653,772	—	1,653,958
Cash, cash equivalents and restricted cash at end of year	$212	$164	$1,713,563	$—	$1,713,939

CONSOLIDATING STATEMENT OF CASH FLOWS
Year Ended December 31, 2019

	SiriusPoint	TPRUSA	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Operating activities
Net income	$200,619	$2,564	$223,290	$(225,854)	$200,619
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in (earnings) losses of subsidiaries	(216,877)	(9,017)	40	225,854	—
Share compensation expense	2,653	—	4,408	—	7,061
Net interest expense on deposit liabilities	—	—	5,879	—	5,879
Net realized and unrealized gain on investments and derivatives	—	—	(2,522)	—	(2,522)
Net realized and unrealized gain on investment in related party investment fund	—	—	(249,626)	—	(249,626)
Net foreign exchange losses	—	—	3,635	—	3,635
Amortization of premium and accretion of discount, net	—	178	(1,560)	—	(1,382)
Changes in assets and liabilities:
Reinsurance balances receivable	—	—	20,355	—	20,355
Deferred acquisition costs, net	—	—	24,782	—	24,782
Unearned premiums ceded	—	—	(1,504)	—	(1,504)
Loss and loss adjustment expenses recoverable	—	—	(3,489)	—	(3,489)
Other assets	909	(1,715)	634	—	(172)
Interest and dividends receivable, net	—	—	(862)	—	(862)
Unearned premium reserves	—	—	(41,600)	—	(41,600)
Loss and loss adjustment expense reserves	—	—	157,849	—	157,849
Accounts payable and accrued expenses	3,437	(71)	7,189	—	10,555
Reinsurance balances payable	—	—	11,534	—	11,534
Amounts due from (to) affiliates	2,200	3,950	(6,150)	—	—
Net cash provided by (used in) operating activities	(7,059)	(4,111)	152,282	—	141,112
Investing activities
Proceeds from redemptions from related party investment fund	—	—	760,000	—	760,000
Contributions to related party investment fund	—	—	(87,000)	—	(87,000)
Change in participation agreement with related party investment fund	—	—	(2,297)	—	(2,297)
Purchases of investments	(4,000)	—	(327,463)	—	(331,463)
Proceeds from sales and maturities of investments	—	—	446,206	—	446,206
Change in due to/from brokers, net	—	—	1,411	—	1,411
Contributed capital to subsidiaries	(15,000)	15,000	—	—	—
Contributed capital from parent and/or subsidiaries	—	(15,000)	15,000	—	—
Net cash provided by (used in) investing activities	(19,000)	—	805,857	—	786,857
Financing activities
Proceeds from issuance of SiriusPoint common shares, net of costs	1,888	—	—	—	1,888
Taxes paid on withholding shares	(68)	—	—	—	(68)
Net proceeds from deposit liability contracts	—	—	10,832	—	10,832
Dividend received by (paid to) parent	24,249	4,100	(28,349)	—	—
Net cash provided by (used in) financing activities	26,069	4,100	(17,517)	—	12,652
Net increase (decrease) in cash, cash equivalents and restricted cash	10	(11)	940,622	—	940,621
Cash, cash equivalents and restricted cash at beginning of year	—	187	713,150	—	713,337
Cash, cash equivalents and restricted cash at end of year	$10	$176	$1,653,772	$—	$1,653,958

CONSOLIDATING STATEMENT OF CASH FLOWS
Year Ended December 31, 2018
	SiriusPoint	TPRUSA	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Operating activities
Net loss	$(317,692)	$(38,186)	$(301,692)	$340,101	$(317,469)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Equity in losses of subsidiaries	310,552	29,492	57	(340,101)	—
Share compensation expense	610	—	4,346	—	4,956
Net interest income on deposit liabilities	—	—	(1,273)	—	(1,273)
Net realized and unrealized gain on investments and derivatives	—	—	(34,145)	—	(34,145)
Net realized and unrealized loss on investment in related party investment fund	—	—	280,847	—	280,847
Net foreign exchange gains	—	—	(7,503)	—	(7,503)
Amortization of premium and accretion of discount, net	—	178	3,956	—	4,134
Changes in assets and liabilities:
Reinsurance balances receivable	—	—	(157,214)	—	(157,214)
Deferred acquisition costs, net	—	—	8,746	—	8,746
Unearned premiums ceded	—	—	(777)	—	(777)
Loss and loss adjustment expenses recoverable	—	—	(918)	—	(918)
Other assets	(1,009)	(5,069)	(7,408)	—	(13,486)
Interest and dividends receivable, net	—	—	(2,716)	—	(2,716)
Unearned premium reserves	—	—	25,353	—	25,353
Loss and loss adjustment expense reserves	—	—	225,670	—	225,670
Accounts payable and accrued expenses	(25)	5,513	(30,172)	—	(24,684)
Reinsurance balances payable	—	—	23,866	—	23,866
Amounts due from (to) affiliates	2,234	360	(2,594)	—	—
Net cash provided by (used in) operating activities	(5,330)	(7,712)	26,429	—	13,387
Investing activities
Proceeds from redemptions from related party investment fund	—	—	142,968	—	142,968
Contributions to related party investment fund	—	—	(136,626)	—	(136,626)
Change in participation agreement with related party investment fund	—	—	(20,852)	—	(20,852)
Purchases of investments	—	—	(3,483,319)	—	(3,483,319)
Proceeds from sales and maturities of investments	—	—	3,475,515	—	3,475,515
Purchases of investments to cover short sales	—	—	(853,798)	—	(853,798)
Proceeds from short sales of investments	—	—	800,508	—	800,508
Change in due to/from brokers, net	—	—	482,778	—	482,778
Decrease in securities sold under an agreement to repurchase	—	—	(29,618)	—	(29,618)
Contributed capital to subsidiaries	(10,000)	10,000	—	—	—
Contributed capital from parent and/or subsidiaries	—	(10,000)	10,000	—	—
Net cash provided by (used in) investing activities	(10,000)	—	387,556	—	377,556
Financing activities
Taxes paid on withholding shares	(74)	—	—	—	(74)
Purchases of SiriusPoint common shares under share repurchase program	(138,705)	—	—	—	(138,705)
Net proceeds from deposit liability contracts	—	—	9,790	—	9,790
Change in total noncontrolling interests, net	—	—	(97,950)	—	(97,950)
Dividend received by (paid to) parent	154,100	7,700	(161,800)	—	—
Net cash provided by (used in) financing activities	15,321	7,700	(249,960)	—	(226,939)
Net increase (decrease) in cash, cash equivalents and restricted cash	(9)	(12)	164,025	—	164,004
Cash, cash equivalents and restricted cash at beginning of year	9	199	549,125	—	549,333
Cash, cash equivalents and restricted cash at end of year	$—	$187	$713,150	$—	$713,337